NOTE 20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED (Tables) - FINCERA INC.	12 Months Ended
Dec. 31, 2015
Condensed Balance Sheets
	December 31,
	2015	2014

Assets
Cash and cash equivalents	$135	$118
Prepaid expenses and other current assets	16	8
Investment in subsidiaries, continued operations	118,448	118,372
Investment in subsidiaries, discontinued operations	66,813	73,414

Due from subsidiaries	71,276	71,774
Total assets	$256,688	$263,686

Liabilities
Other payables and accrued liabilities	$619	$634

Shareholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2014, respectively	24	24
Additional paid-in capital	329,276	328,884
Accumulated losses	(88,215)	(96,496)
Accumulated other comprehensive income	14,984	30,640
Total shareholders’ equity	256,069	263,052

Total liabilities and shareholders’ equity	$256,688	$263,686

Condensed Statement of Income
	Years ended December 31,
	2015	2014	2013

Equity in profit (loss) of subsidiaries, continued	$926	$(10,158)	$(4,469)
Equity in profit of subsidiaries, discontinued	8,205	26,488	20,594
Total equity in profit of subsidiaries	9,131	16,330	16,125

General and administrative expenses	850	1,814	4,297
Litigation expense	—	4,350	—
Total operating expenses	850	6,164	4,297

Income from operations	8,281	10,166	11,828
Net income	$8,281	$10,166	$11,828

Condensed Statement of Cash flows
	Years ended December 31,
	2015	2014	2013

Net cash and cash equivalents (used in) operating activities	$(481)	$(4,811)	$(643)
Net cash and cash equivalents provided by investing activities	498	4,833	644
Net cash and cash equivalents used in financing activities	—	—	—
Cash and cash equivalents, beginning of the year	118	96	95
Cash and cash equivalents, end of the year	$135	$118	$96